REVENUE CLASSES AND CONCENTRATIONS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
REVENUE CLASSES AND CONCENTRATIONS
Retail	$ 2,153,094	$ 398,471	$ 405,970	$ 85,428
Distribution	2,881	14,569	15,591	138,809
Services	10,519,475	554,672	387,341	2,653,924
Total	12,675,450	967,712	808,902	2,878,161
Singlepoint (parent company)	21,778	28,428	35,326	184,561
Boston Solar	10,244,703	0
Box Pure Aire	2,126,821	350,395	348,877	0
Direct Solar America	119,412	448,267	241,042	2,653,924
DIGS	7,376	34,217	37,358	39,676
EnergyWyze	155,360	106,405	146,299	0
Total revenue	$ 12,675,450	$ 967,712	$ 808,902	$ 2,878,161